PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
10.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment and related accumulated depreciation are as follows:

	As of December 31,
	2011	2012
	RMB	RMB
Buildings	441,046,753	507,989,849
Machinery and equipment	3,217,550,882	3,307,235,601
Motor vehicles	22,814,205	22,609,244
Furniture, fixture and office equipment	44,168,256	45,729,731
	3,725,580,096	3,883,564,425
Less: Accumulated depreciation	(412,394,030)	(732,881,877)
Less: Impairment	(4,784,595)	(70,260,894)
Subtotal	3,308,401,471	3,080,421,654
Construction in progress	259,892,829	249,451,007
Property, plant and equipment, net	3,568,294,300	3,329,872,661

Depreciation expenses were RMB96,751,960, RMB263,846,113 and RMB323,152,636 for the years ended December 31, 2010, 2011 and 2012, respectively.

Construction in progress primarily represents the construction of new production line. Costs incurred in the construction are capitalized and transferred to property and equipment upon completion, at which time depreciation commences.

Based on impairment assessment performed on long-lived assets held for use, the Company recorded no impairment provision in the years ended December 31, 2010, 2011 and 2012. In the years ended December 31, 2010, 2011 and 2012, the Group recorded impairment of RMB5,376,071, nil and RMB65,476,299 related to the retirement of certain equipment in the wafer and cell production line that had become obsolete.

Certain property, plant and equipment are pledged as collateral for the Company's borrowings (Note 17).